Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2013
Significant Accounting Policies [Line Items]
Typical term (in years) of short-duration employer-group prepaid health services policies		1
Number of days notice for employer group to cancel short-duration prepaid health services policies		30
Consumer discounts on brand name prescription drugs		50.00%
New Tricare South Region Contract
Significant Accounting Policies [Line Items]
TRICARE Health care cost payments	$ 2,100,000,000	$ 3,200,000,000
TRICARE Health care cost reimbursements	2,000,000,000	3,200,000,000
Difference between TRICARE health care costs payments and reimbursements	$ 56,000,000	$ 5,000,000
Equipment | Minimum
Significant Accounting Policies [Line Items]
Useful life		3 years
Equipment | Maximum
Significant Accounting Policies [Line Items]
Useful life		10 years
Computer Software | Minimum
Significant Accounting Policies [Line Items]
Useful life		3 years
Computer Software | Maximum
Significant Accounting Policies [Line Items]
Useful life		7 years
Building | Minimum
Significant Accounting Policies [Line Items]
Useful life		20 years
Building | Maximum
Significant Accounting Policies [Line Items]
Useful life		40 years